Share-Based Payment (Details) - Schedule of Options to Services Providers and Advisers Outstanding $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares shares
Services Providers and Advisers [Member]
Schedule of Options Outstanding [Line Items]
Number of options, Outstanding at beginning of year | shares	114,512		87,833		165,987
Weighted average Exercise price, Outstanding at beginning of year | ₪ / shares		₪ 3.058		₪ 0.37		₪ 0.37
Number of options, Reclassified to employees and directors | shares					(71,260)
Weighted average Exercise price, Reclassified to employees and directors | ₪ / shares						0.37
Number of options, Granted | shares			29,400		16,326
Weighted average Exercise price, Granted | ₪ / shares				₪ 10.84		₪ 0.37
Number of options, Exercised | shares		9,401		(2,721)		(20,086)
Weighted average Exercise price, Exercised | ₪ / shares		₪ 0.367		₪ 0.37		₪ 0.37
Number of options, Forfeited | shares					(3,134)
Weighted average Exercise price, Forfeited | ₪ / shares						0.37
Number of options, Options outstanding | shares	105,111		114,512		87,833
Weighted average Exercise price, Options outstanding | ₪ / shares		₪ 4.085		₪ 3.058		₪ 0.37
Number of options, Options exercisable | shares		94,242		82,257		62,715
Weighted average Exercise price, Options exercisable | ₪ / shares		₪ 3.267		₪ 0.71		₪ 0.37
Number of options, Share-based payment expenses | $	$ 19		$ 54		$ 279
Employees and Directors [Member]
Schedule of Options Outstanding [Line Items]
Number of options, Outstanding at beginning of year | shares	386,260		448,120		296,038
Weighted average Exercise price, Outstanding at beginning of year | ₪ / shares		0.37		₪ 0.37		0.37
Number of options, Reclassified to employees and directors | shares					71,260
Weighted average Exercise price, Reclassified to employees and directors | ₪ / shares						0.37
Number of options, Granted | shares					95,238
Weighted average Exercise price, Granted | ₪ / shares						₪ 0.37
Number of options, Exercised | shares				4,309		(4,544)
Weighted average Exercise price, Exercised | ₪ / shares				₪ 0.37		₪ 0.37
Number of options, Forfeited | shares	28,571		57,551		(9,872)
Weighted average Exercise price, Forfeited | ₪ / shares		0.37		0.37		0.37
Number of options, Options outstanding | shares	357,689		386,260		448,120
Weighted average Exercise price, Options outstanding | ₪ / shares		₪ 0.37		₪ 0.37		₪ 0.37
Number of options, Options exercisable | shares		350,131		342,757		347,069
Weighted average Exercise price, Options exercisable | ₪ / shares		₪ 0.37		₪ 0.37		₪ 0.37
Number of options, Share-based payment expenses | $	$ 47		$ 174		$ 394